15. DERIVATIVE WARRANT LIABILITY (Details)	6 Months Ended
Jun. 30, 2014
Derivative Warrant Liability Details
Risk-free interest rate	0.03%
Expected dividend yield	0.00%
Expected term (in years)	3
Expected volatility	33.00%